Other (Expenses) Income, Net (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Summary of Other (Expenses) Income, Net

	Year ended December 31
	2025	2024
Finance (costs) income
Accretion on lease liabilities	(7,520)	(7,697)
Change in fair value of investments at FVTPL	—	(575)
Financial guarantee liability recovery	72	48
Other finance (costs) recoveries	143	300
Interest income	612	763
Total finance costs	(6,693)	(7,161)
Change in fair value of derivative warrants	26	4,374
Bargain purchase gain (note 5(b))	—	5,456
Transaction costs	(1,649)	(3,884)
Foreign exchange loss	(1,109)	(583)
	(9,425)	(1,798)